Investments in Joint Ventures - Schedule of financial position of the joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Real estate properties, at fair value	$ 15,494.7	$ 17,455.8
Other assets	696.0	485.9
Total assets	16,190.7	17,941.7
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	4,959.6	5,185.3
Other liabilities	250.0	256.3
Total liabilities	5,209.6	5,441.6
Total equity	10,981.1	12,500.1
Total liabilities and equity	$ 16,190.7	$ 17,941.7